Material Accounting Policy Information - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful lives	5 years
Leasehold Improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful lives	5 years
Leasehold Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful lives	Over lease term